Financial expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial expenses	R$ (2,817,346)	R$ (2,765,961)	R$ (2,762,963)
Interest and inflation adjustment on loans and financing	(254,728)	(215,357)	(71,979)
Interest on taxes and rates	(271,936)	(252,527)	(187,778)
Swap interest	(380,972)	(578,900)	(644,280)
Interest on lease liabilities, net of cancellations	(1,432,764)	(1,062,251)	(1,333,007)
Inflation adjustment(i)	(214,853)	(346,719)	(206,018)
Discounts granted	(44,864)	(56,356)	(48,774)
Other expenses (ii)	R$ (217,229)	R$ (253,851)	R$ (271,127)